Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 840,000	$ 1,715,000	$ 403,000
Accounts receivable	13,000	18,000	1,000
Inventory	405,000
Prepaid expense and other current assets	61,000	87,000
Total Current Assets	1,319,000	1,820,000	404,000
Rental equipment, net of accumulated depreciation	223,000
Property and equipment, net of accumulated depreciation	1,157,000	1,158,000	363,000
Vendor deposits		277,000
Deferred offering costs	237,000	186,000
Total Assets	2,936,000	3,441,000	767,000
Current Liabilities:
Accounts payable and accrued expenses	1,942,000	986,000	618,000
Deferred revenue	4,000
Convertible notes payable, net of debt discount of $64,000 and $2,326,000, respectively	3,427,000	1,265,000
Current portion of loan payable	13,000	8,000	7,000
Patent purchase obligation			100,000
Total Current Liabilities	5,386,000	2,259,000	725,000
Loan payable, less current portion	60,000	25,000	33,000
Note payable			38,000
Total Liabilities	5,446,000	2,284,000	796,000
Commitments and Contingencies
Shareholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	3,000	3,000	3,000
Additional paid-in-capital	28,655,000	20,344,000	9,105,000
Accumulated deficit	(31,168,000)	(19,190,000)	(9,137,000)
Total Shareholders’ Equity (Deficit)	(2,510,000)	1,157,000	(29,000)
Total liabilities and Shareholders’ Equity (Deficit)	$ 2,936,000	$ 3,441,000	$ 767,000